UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ];   Amendment Number:
     This Amendment (Check only one.)	[  ] is a restatement.
				     	[  ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name: Enso Capital Management LLC
Address:  540 Madison Avenue, Suite 18A
New York, NY 10022


Form 13F File Number:   028-11677

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Salina Love
Title:  	Chief Compliance Officer
Phone:		212-829-3512

Signature, Place, and Date of Signing:


	/s/ Salina Love		New York, NY				05/05/2008
	[Signature]		[City, State]				[Date]

Report type (Check only one.):

[X]	13F HOLDINGS REPORT.

[  ]	13F NOTICE.

[  ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:	NONE


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  	12

Form 13F Information Table Value Total:  	$95,663
					 	(thousands)

List of Other Included Managers: NONE


Name of Issuer			Title of			Value		Shrs or		Shrs/	Put/	Invest	Other 	Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Call	Dscrtn	Mngrs	Sole	  Shared   None


COMPTON PETROLEUM CORP CMN	COM		204940100	14,000 		1,262,425SH		SOLE		1,262,425
IAMGOLD CORPORATION CMN	COM		450913108	6,240 		851,305 	SH		SOLE		851,305
INVERNESS MED INNOVATIONS INC C  COM		46126P106	3,376 		112,155 	SH		SOLE		112,155
LCA VISION INC			PUT		501803308	573 		3,183 	SH		SOLE		3,183
NEPHROS, INC. CMN		COM		640671103	2,929 		3,446,001SH		SOLE		3,446,001
99 CENTS ONLY STORES CMN	COM		65440K106	13,532 		1,368,297SH		SOLE		1,368,297
UNITED STATES STEEL CORP CMN	COM		912909108	14,145 		111,492 	SH		SOLE		111,492
WALTER INDS INC (NEW) CMN	COM		93317Q105	28,076 		448,282 	SH		SOLE		448,282
BUNGE LIMITED ORD		PUT		G16962105	668 		2,841 	SH		SOLE		2,841
COVIDIEN LTD. CMN		COM		G2552X108	11,554 		261,110 	SH		SOLE		261,110
VISTAPRINT LIMITED		PUT		G93762204	340 		1,000 	SH		SOLE		1,000
VISTAPRINT LIMITED		PUT		G93762204	230 		1,000 	SH		SOLE		1,000
